Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001518042
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	May 01, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2020
PCS Commodity Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PCS Commodity Strategy Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PCS Commodity Strategy Fund

(the “Fund”)

Class A Shares (Symbol: PCYAX)

Class C Shares (Symbol: PCYCX)

Class I Shares (Symbol: PCYIX)

Supplement dated May 1, 2020

to the Fund’s Prospectus and Statement of Additional Information (“SAI”)

dated December 31, 2019

The following provides new and additional information beyond that contained in the Fund’s current Prospectus and SAI and should be read in conjunction with the Fund’s current Prospectus and SAI.

The following “General Market Risk” is added under the heading “Principal Risks” in the Summary Section of the Prospectus and replaces “Market Risk” under “Principal Risks of Investing in the Fund” in the Statutory Section of the Prospectus.

Summary Prospectus

• General Market Risk. Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Foreign and domestic economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

Statutory Prospectus

General Market Risk. The net asset value of the Fund will fluctuate based on changes in the value of the securities and derivatives in which the Fund invests directly and indirectly through its wholly-owned Subsidiary. The Fund invests in securities and derivatives, which may be more volatile and carry more risk than some other forms of investment. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities and commodities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. These events could reduce consumer demand or economic output, result in market closure, travel restrictions or quarantines, and generally have a significant impact on the economy. These events could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer. Accordingly, you should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. An investment in the Fund is not a deposit in the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund.

SAI

The following disclosure is added under “Investment Policies, Strategies and Associated Risks”:

Additional Risks - Recent Market Events.

The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a security or other instrument may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other instrument, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Stresses associated with the 2008 financial crisis in the United States and global economies peaked approximately a decade ago, but periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated December 31, 2019, which provide information that you should know about the Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Fund at 1-844-828-3242.

Strategy [Heading]	rr_StrategyHeading	Principal Risks
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• General Market Risk. Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Foreign and domestic economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.